Investments - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended
	Nov. 30, 2020	Jul. 31, 2020	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Investments [Line Items]
Long-term investments				$ 4,292	$ 0
Period for purchase of remaining equity			2 years
DogHero Ltd.
Schedule Of Investments [Line Items]
Business combination, consideration transferred		$ 3,000
Business combination, impairment loss		2,000
Reducing carrying amount of investment		$ 3,000
Sale of investment and call option	$ 2,900
Additional impairment loss during disposal of investment and related carrying value	$ 100
DogHero Ltd. | Online Marketplace for Pet Service | South America
Schedule Of Investments [Line Items]
Long-term investments			$ 5,000
Series C Preference Shares | DogHero Ltd.
Schedule Of Investments [Line Items]
Purchase of shares regarding equity method investments			$ 3,400
Percentage of fully diluted outstanding equity regarding equity method investments			17.00%